UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT             DECEMBER 31, 2012

Global Bond Fund

Table of Contents

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Notes to Financial Statements	23
Financial Highlights	30
Additional Information	32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2012
	Ticker Symbol	6 months(1)	Since Inception(1)	Inception Date
Investor Class	AGBVX	3.17%	5.13%	1/31/12
Barclays Global Aggregate Bond Index (USD, hedged)	—	2.91%	4.68%	—
Institutional Class	AGBNX	3.26%	5.32%	1/31/12
A Class No sales charge* With sales charge*	AGBAX	3.04% -1.60%	4.89% 0.18%	1/31/12
C Class No sales charge* With sales charge*	AGBTX	2.54% 1.54%	4.08% 3.08%	1/31/12
R Class	AGBRX	2.80%	4.55%	1/31/12

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.96%	0.76%	1.21%	1.96%	1.46%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

DECEMBER 31, 2012
Portfolio at a Glance
Average Duration (effective)	5.8 years
Weighted Average Life	8.2 years

Bond Holdings by Country	% of net assets
United States	41.8%
Japan	16.2%
United Kingdom	9.1%
Germany(1)	4.8%
Italy(1)	3.4%
Canada	2.9%
France(1)	2.4%
Netherlands(1)	2.4%
Multi-National	2.3%
Australia	1.6%
Spain(1)	1.2%
Other Countries	6.1%
Cash and Equivalents(2)	5.8%
(1)These countries are members of the eurozone. (2)Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	43.2%
Corporate Bonds	24.7%
U.S. Government Agency Mortgage-Backed Securities	11.9%
U.S. Treasury Securities	9.7%
Commercial Mortgage-Backed Securities	2.4%
Collateralized Mortgage Obligations	1.4%
Municipal Securities	0.9%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	2.7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 - 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.70	$4.86	0.95%
Institutional Class	$1,000	$1,032.60	$3.84	0.75%
A Class	$1,000	$1,030.40	$6.14	1.20%
C Class	$1,000	$1,025.40	$9.95	1.95%
R Class	$1,000	$1,028.00	$7.41	1.45%
Hypothetical
Investor Class	$1,000	$1,020.42	$4.84	0.95%
Institutional Class	$1,000	$1,021.43	$3.82	0.75%
A Class	$1,000	$1,019.16	$6.11	1.20%
C Class	$1,000	$1,015.38	$9.91	1.95%
R Class	$1,000	$1,017.90	$7.38	1.45%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

	Principal Amount		Value
Sovereign Governments and Agencies — 43.2%
AUSTRALIA — 1.6%
Government of Australia, 6.50%, 5/15/13	AUD	220,000	$231,570
Government of Australia, 5.75%, 7/15/22	AUD	60,000	75,180
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	163,948
470,698
AUSTRIA — 0.9%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	100,000	139,983
Republic of Austria, 4.35%, 3/15/19(1)	EUR	75,000	118,975
Republic of Austria, 4.15%, 3/15/37(1)	EUR	10,000	17,074
			276,032
BELGIUM — 0.9%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	60,000	83,026
Kingdom of Belgium, 4.00%, 3/28/18	EUR	30,000	45,947
Kingdom of Belgium, 3.75%, 9/28/20	EUR	25,000	38,198
Kingdom of Belgium, 5.00%, 3/28/35	EUR	55,000	96,563
			263,734
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19		$100,000	124,200
CANADA — 2.5%
Government of Canada, 5.00%, 6/1/14	CAD	75,000	79,477
Government of Canada, 4.00%, 6/1/17	CAD	170,000	190,134
Government of Canada, 3.75%, 6/1/19	CAD	65,000	74,098
Government of Canada, 3.25%, 6/1/21	CAD	85,000	95,776
Government of Canada, 5.75%, 6/1/33	CAD	40,000	62,467
Government of Canada, 4.00%, 6/1/41	CAD	30,000	40,331
Province of British Columbia Canada, 4.10%, 12/18/19	CAD	65,000	73,384
Province of Ontario Canada, 1.60%, 9/21/16		$40,000	41,306
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	86,312
			743,285
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$10,000	11,540
DENMARK — 0.3%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	350,000	75,973
Kingdom of Denmark, 4.50%, 11/15/39	DKK	55,000	14,952
			90,925
FINLAND — 0.2%
Government of Finland, 1.625%, 9/15/22	EUR	45,000	59,976
FRANCE — 0.7%
Government of France, 4.00%, 4/25/14	EUR	55,000	76,363
Government of France, 5.50%, 4/25/29	EUR	75,000	137,402
			213,765
GERMANY — 3.3%
German Federal Republic, 2.00%, 2/26/16	EUR	90,000	126,175
German Federal Republic, 2.25%, 9/4/20	EUR	405,000	587,613
German Federal Republic, 1.75%, 7/4/22	EUR	50,000	68,771
German Federal Republic, 4.25%, 7/4/39	EUR	95,000	179,862
			962,421
IRELAND — 0.5%
Ireland Government Bond, 4.00%, 1/15/14	EUR	70,000	94,586
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	50,917
			145,503

	Principal Amount		Value
ITALY — 3.1%
Republic of Italy, 3.75%, 8/1/15	EUR	185,000	$252,763
Republic of Italy, 4.75%, 6/1/17	EUR	100,000	140,653
Republic of Italy, 5.25%, 8/1/17	EUR	140,000	201,104
Republic of Italy, 4.75%, 8/1/23	EUR	130,000	175,966
Republic of Italy, 4.00%, 2/1/37	EUR	135,000	155,295
			925,781
JAPAN — 16.2%
Government of Japan, 0.60%, 9/20/14	JPY	50,200,000	584,449
Government of Japan, 1.20%, 6/20/15	JPY	78,300,000	928,497
Government of Japan, 1.50%, 9/20/18	JPY	105,000,000	1,298,811
Government of Japan, 1.00%, 12/20/21	JPY	70,000,000	831,538
Government of Japan, 2.40%, 3/20/37	JPY	88,300,000	1,124,596
			4,767,891
MEXICO — 0.2%
United Mexican States, 5.95%, 3/19/19		$30,000	37,050
United Mexican States, 6.05%, 1/11/40		$20,000	26,920
			63,970
MULTI-NATIONAL — 2.3%
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	181,857
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	76,981
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	276,779
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	133,389
			669,006
NETHERLANDS — 1.3%
Kingdom of Netherlands, 4.00%, 7/15/16(1)	EUR	140,000	209,378
Kingdom of Netherlands, 3.50%, 7/15/20(1)	EUR	90,000	139,186
Kingdom of Netherlands, 4.00%, 1/15/37(1)	EUR	20,000	35,107
			383,671
NEW ZEALAND — 0.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	45,669
NORWAY — 0.2%
Government of Norway, 4.25%, 5/19/17	NOK	250,000	50,220
PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		$10,000	14,500
POLAND†
Poland Government International Bond, 3.00%, 3/17/23		$10,000	10,000
SOUTH KOREA — 0.2%
Korea Development Bank, 3.25%, 3/9/16		$40,000	42,082
SPAIN — 0.8%
Government of Spain, 5.85%, 1/31/22	EUR	165,000	227,582
SWEDEN — 0.8%
Government of Sweden, 6.75%, 5/5/14	SEK	1,000,000	165,983
Government of Sweden, 4.25%, 3/12/19	SEK	450,000	81,782
			247,765
SWITZERLAND — 0.2%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	55,000	68,496
UNITED KINGDOM — 6.3%
Government of United Kingdom, 5.00%, 9/7/14	GBP	85,000	148,932
Government of United Kingdom, 4.00%, 9/7/16	GBP	210,000	384,078
Government of United Kingdom, 3.75%, 9/7/21	GBP	170,000	324,468
Government of United Kingdom, 4.50%, 12/7/42	GBP	425,000	880,965
Government of United Kingdom, 4.25%, 12/7/55	GBP	60,000	121,412
			1,859,855
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,850,477)			12,738,567

	Principal Amount		Value
Corporate Bonds — 24.7%
AEROSPACE AND DEFENSE — 0.3%
Lockheed Martin Corp., 4.25%, 11/15/19		$20,000	$22,566
Raytheon Co., 4.40%, 2/15/20		20,000	22,905
United Technologies Corp., 5.70%, 4/15/40		10,000	12,870
United Technologies Corp., 4.50%, 6/1/42		20,000	22,246
			80,587
AUTOMOBILES — 0.4%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	23,309
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)		100,000	100,168
			123,477
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	53,454
Brown-Forman Corp., 3.75%, 1/15/43		10,000	10,057
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	31,004
PepsiCo, Inc., 3.60%, 8/13/42		10,000	9,754
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)		20,000	20,862
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		10,000	10,807
			135,938
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17		30,000	31,100
Celgene Corp., 3.25%, 8/15/22		10,000	10,203
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	22,818
			64,121
CAPITAL MARKETS — 1.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		50,000	53,749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		10,000	10,771
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	90,196
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,550
Northern Trust Corp., 4.625%, 5/1/14		30,000	31,625
UBS AG, MTN, 6.625%, 4/11/18	GBP	50,000	99,004
			295,895
CHEMICALS — 0.5%
Ashland, Inc., 4.75%, 8/15/22(1)		$10,000	10,450
CF Industries, Inc., 7.125%, 5/1/20		30,000	37,780
Dow Chemical Co. (The), 5.90%, 2/15/15		50,000	55,186
Eastman Chemical Co., 3.60%, 8/15/22		20,000	20,965
Ecolab, Inc., 4.35%, 12/8/21		20,000	22,342
			146,723
COMMERCIAL BANKS — 3.4%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	192,378
Bank of America N.A., 5.30%, 3/15/17		$50,000	56,272
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	21,059
Barclays Bank plc, MTN, VRN, 4.875%, 12/15/14	EUR	40,000	41,050
Capital One Financial Corp., 2.15%, 3/23/15		$10,000	10,212
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	142,303
HSBC Bank plc, 3.50%, 6/28/15(1)		$20,000	21,225
ING Bank NV, MTN, 3.875%, 12/23/16	GBP	50,000	86,736
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		$50,000	52,298
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	70,000	108,862
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	70,000	118,397
PNC Funding Corp., 3.625%, 2/8/15		$40,000	42,363
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		40,000	43,303
U.S. Bancorp., MTN, 2.95%, 7/15/22		10,000	10,111

Principal Amount	Value
Wells Fargo & Co., 2.10%, 5/8/17		$30,000	$31,038
Wells Fargo & Co., 5.625%, 12/11/17		20,000	23,872
			1,001,479
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 5.50%, 9/15/19		10,000	11,850
Republic Services, Inc., 3.55%, 6/1/22		10,000	10,435
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,964
			43,249
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17		30,000	29,246
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		10,000	10,179
CONSUMER FINANCE — 0.5%
American Express Credit Corp., MTN, 2.75%, 9/15/15		70,000	73,429
American Express Credit Corp., MTN, 2.375%, 3/24/17		10,000	10,470
Credit Suisse (New York), 5.50%, 5/1/14		40,000	42,574
SLM Corp., 6.25%, 1/25/16		20,000	21,850
			148,323
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22		5,000	5,057
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	44,650
Bank of America Corp., 4.50%, 4/1/15		10,000	10,664
Bank of America Corp., 6.50%, 8/1/16		10,000	11,554
Bank of America Corp., 5.75%, 12/1/17		40,000	46,658
Bank of America Corp., 5.70%, 1/24/22		10,000	12,035
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	74,455
Citigroup, Inc., 6.01%, 1/15/15		$30,000	32,795
Citigroup, Inc., 5.50%, 2/15/17		10,000	11,092
Citigroup, Inc., 6.125%, 5/15/18		60,000	71,962
Citigroup, Inc., 4.50%, 1/14/22		$10,000	11,166
General Electric Capital Corp., 4.375%, 9/16/20		50,000	55,843
General Electric Capital Corp., MTN, 6.00%, 8/7/19		70,000	85,212
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18		50,000	58,229
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		50,000	59,158
HSBC Holdings plc, 5.10%, 4/5/21		30,000	35,453
HSBC Holdings plc, MTN, 3.875%, 3/16/16	EUR	100,000	143,946
JPMorgan Chase & Co., 3.45%, 3/1/16		$10,000	10,626
JPMorgan Chase & Co., 6.00%, 1/15/18		70,000	83,866
JPMorgan Chase & Co., 4.25%, 10/15/20		20,000	22,259
Morgan Stanley, 4.75%, 3/22/17		10,000	10,917
Morgan Stanley, 5.50%, 7/24/20		30,000	33,774
Morgan Stanley, 4.875%, 11/1/22		10,000	10,363
Morgan Stanley, MTN, 4.50%, 2/23/16	EUR	50,000	71,075
Societe Generale SA, 2.50%, 1/15/14		$100,000	101,514
Syngenta Finance NV, 3.125%, 3/28/22		10,000	10,525
			1,119,791
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc., 2.625%, 12/1/22		10,000	10,026
AT&T, Inc., 6.55%, 2/15/39		40,000	52,609
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,580
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	37,282
Frontier Communications Corp., 7.125%, 3/15/19		25,000	27,313
Koninklijke KPN NV, MTN, 4.75%, 1/17/17	EUR	50,000	73,231
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	21,375

Principal Amount	Value
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	$85,796
Verizon Communications, Inc., 4.60%, 4/1/21		$40,000	46,725
Virgin Media Finance plc, 8.375%, 10/15/19		31,000	35,340
			400,277
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16		20,000	24,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	23,600
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	11,150
			34,750
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	21,219
Ensco plc, 4.70%, 3/15/21		10,000	11,262
Noble Holding International Ltd., 3.95%, 3/15/22		10,000	10,532
Transocean, Inc., 6.375%, 12/15/21		10,000	12,163
			55,176
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22		30,000	30,140
Safeway, Inc., 4.75%, 12/1/21		10,000	10,311
Wal-Mart Stores, Inc., 5.625%, 4/15/41		30,000	39,325
Walgreen Co., 1.80%, 9/15/17		10,000	10,063
			89,839
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 5.00%, 6/4/42(1)		10,000	11,256
Mondelez International, Inc., 6.50%, 2/9/40		10,000	13,445
TreeHouse Foods, Inc., 7.75%, 3/1/18		45,000	48,938
			73,639
GAS UTILITIES — 0.6%
El Paso Corp., 7.25%, 6/1/18		40,000	46,417
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20		10,000	12,233
Enterprise Products Operating LLC, 5.20%, 9/1/20		30,000	35,834
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		20,000	24,601
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		10,000	10,596
TransCanada PipeLines Ltd., 2.50%, 8/1/22		20,000	20,059
Williams Cos., Inc. (The), 3.70%, 1/15/23		10,000	10,096
Williams Partners LP, 4.125%, 11/15/20		10,000	10,867
Williams Partners LP, 3.35%, 8/15/22		10,000	10,177
			180,880
HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 3.20%, 6/15/22		10,000	10,478
HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Aetna, Inc., 2.75%, 11/15/22		10,000	9,927
Express Scripts, Inc., 6.25%, 6/15/14		50,000	53,863
Express Scripts, Inc., 2.65%, 2/15/17(1)		40,000	41,603
HCA, Inc., 7.875%, 2/15/20		30,000	33,525
Healthsouth Corp., 8.125%, 2/15/20		40,000	44,250
Mayo Clinic Rochester, 3.77%, 11/15/43		10,000	10,035
UnitedHealth Group, Inc., 3.95%, 10/15/42		10,000	9,968
WellPoint, Inc., 3.125%, 5/15/22		10,000	10,113
			213,284
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,465
HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16		45,000	48,038
INDUSTRIAL CONGLOMERATES†
General Electric Co., 4.125%, 10/9/42		10,000	10,297

Principal Amount	Value
INSURANCE — 1.1%
American International Group, Inc., 5.85%, 1/16/18		$40,000	$47,376
American International Group, Inc., 4.875%, 6/1/22		10,000	11,426
Aviva plc, VRN, 4.73%, 11/28/14	EUR	50,000	64,360
Berkshire Hathaway, Inc., 3.00%, 5/15/22		$10,000	10,428
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		20,000	23,846
International Lease Finance Corp., 5.75%, 5/15/16		10,000	10,588
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,946
MetLife, Inc., 6.75%, 6/1/16		30,000	35,549
Prudential Financial, Inc., 5.375%, 6/21/20		20,000	23,397
Scottish Widows plc, VRN, 5.125%, 9/24/15	GBP	50,000	73,709
			324,625
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		$10,000	10,775
International Business Machines Corp., 1.95%, 7/22/16		30,000	31,196
			41,971
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		20,000	21,288
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		20,000	20,474
Deere & Co., 3.90%, 6/9/42		10,000	10,231
			30,705
MEDIA — 1.4%
Comcast Corp., 5.90%, 3/15/16		30,000	34,485
Comcast Corp., 6.50%, 11/15/35		10,000	12,841
Comcast Corp., 6.40%, 5/15/38		30,000	38,364
Discovery Communications LLC, 5.625%, 8/15/19		20,000	23,904
DISH DBS Corp., 6.75%, 6/1/21		50,000	57,250
Lamar Media Corp., 7.875%, 4/15/18		70,000	77,700
News America, Inc., 3.00%, 9/15/22(1)		10,000	10,054
Time Warner Cable, Inc., 6.75%, 7/1/18		40,000	50,007
Time Warner, Inc., 4.875%, 3/15/20		20,000	23,377
Time Warner, Inc., 4.90%, 6/15/42		10,000	10,738
Univision Communications, Inc., 6.875%, 5/15/19(1)		30,000	31,350
Viacom, Inc., 4.375%, 9/15/14		30,000	31,799
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		20,000	20,203
			422,072
METALS AND MINING — 0.2%
Newmont Mining Corp., 3.50%, 3/15/22		10,000	10,323
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	34,233
			44,556
MULTI-UTILITIES — 1.1%
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	11,439
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,346
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	11,216
Duke Energy Corp., 6.30%, 2/1/14		50,000	52,986
Duke Energy Corp., 1.625%, 8/15/17		20,000	20,067
Duke Energy Corp., 3.55%, 9/15/21		10,000	10,548
Enel SpA, MTN, 6.25%, 6/20/19	GBP	50,000	88,600
Florida Power Corp., 3.85%, 11/15/42		$10,000	9,709
GDF Suez, MTN, 2.75%, 10/18/17	EUR	40,000	56,803
Ipalco Enterprises, Inc., 5.00%, 5/1/18		$10,000	10,525
Pacific Gas & Electric Co., 5.80%, 3/1/37		10,000	12,382

Principal Amount	Value
Progress Energy, Inc., 3.15%, 4/1/22		$10,000	$10,132
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	21,193
			325,946
OIL, GAS AND CONSUMABLE FUELS — 2.0%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		50,000	46,250
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	23,036
Apache Corp., 4.75%, 4/15/43		10,000	10,897
BP Capital Markets plc, 4.50%, 10/1/20		20,000	23,066
BP Capital Markets plc, MTN, 3.83%, 10/6/17	EUR	50,000	74,585
ConocoPhillips Holding Co., 6.95%, 4/15/29		$20,000	27,902
Devon Energy Corp., 5.60%, 7/15/41		10,000	11,889
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	21,301
Newfield Exploration Co., 5.625%, 7/1/24		50,000	54,125
Noble Energy, Inc., 4.15%, 12/15/21		20,000	22,097
Occidental Petroleum Corp., 2.70%, 2/15/23		20,000	20,427
Peabody Energy Corp., 6.50%, 9/15/20		25,000	26,937
Pemex Project Funding Master Trust, 6.625%, 6/15/35		30,000	38,250
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20		10,000	11,424
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21		30,000	33,893
Phillips 66, 4.30%, 4/1/22(1)		10,000	11,184
Pioneer Natural Resources Co., 3.95%, 7/15/22		10,000	10,488
SandRidge Energy, Inc., 8.75%, 1/15/20		40,000	44,000
Shell International Finance BV, 2.375%, 8/21/22		20,000	20,112
Shell International Finance BV, 3.625%, 8/21/42		10,000	9,922
Statoil ASA, 2.45%, 1/17/23		10,000	9,986
Suncor Energy, Inc., 6.10%, 6/1/18		20,000	24,416
Talisman Energy, Inc., 7.75%, 6/1/19		20,000	25,793
			601,980
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		30,000	35,715
International Paper Co., 4.75%, 2/15/22		10,000	11,324
			47,039
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17(1)		20,000	20,234
AbbVie, Inc., 4.40%, 11/6/42(1)		10,000	10,642
Bristol-Myers Squibb Co., 3.25%, 8/1/42		10,000	9,164
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		10,000	10,396
Merck & Co., Inc., 3.60%, 9/15/42		10,000	9,877
Roche Holdings, Inc., 6.00%, 3/1/19(1)		30,000	37,366
			97,679
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp., 4.625%, 4/1/15		50,000	53,173
American Tower Corp., 4.70%, 3/15/22		10,000	11,073
Boston Properties LP, 3.85%, 2/1/23		10,000	10,514
BRE Properties, Inc., 3.375%, 1/15/23		10,000	9,907
Developers Diversified Realty Corp., 4.75%, 4/15/18		20,000	22,183
Essex Portfolio LP, 3.625%, 8/15/22(1)		10,000	9,992
HCP, Inc., 3.75%, 2/1/16		40,000	42,474
HCP, Inc., 2.625%, 2/1/20		10,000	9,968
Health Care REIT, Inc., 3.75%, 3/15/23		20,000	20,056
Reckson Operating Partnership LP, 6.00%, 3/31/16		20,000	21,940
Simon Property Group LP, 5.10%, 6/15/15		60,000	66,125

Principal Amount	Value
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		$10,000	$10,756
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		10,000	10,944
			299,105
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	21,677
CSX Corp., 4.25%, 6/1/21		10,000	11,251
Firstgroup plc, 6.125%, 1/18/19	GBP	10,000	17,439
			50,367
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 1.35%, 12/15/17		$20,000	20,010
SOFTWARE — 0.1%
Oracle Corp., 2.50%, 10/15/22		30,000	30,299
SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41		10,000	13,515
Sonic Automotive, Inc., 7.00%, 7/15/22(1)		50,000	55,000
			68,515
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21		10,000	11,449
Ltd. Brands, Inc., 6.625%, 4/1/21		40,000	46,000
			57,449
THRIFTS AND MORTGAGE FINANCE — 1.1%
Cie de Financement Foncier, 4.375%, 4/25/19 (Secured)	EUR	100,000	155,076
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	170,165
			325,241
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19		$10,000	13,919
Altria Group, Inc., 2.85%, 8/9/22		10,000	9,904
Philip Morris International, Inc., 4.125%, 5/17/21		20,000	22,627
			46,450
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	EUR	50,000	$68,842
TOTAL CORPORATE BONDS (Cost $6,917,434)			7,289,327
U.S. Government Agency Mortgage-Backed Securities(2) — 11.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 2.90%, 1/15/13		$46,537	48,980
FHLMC, VRN, 3.27%, 1/15/13		11,223	11,792
FHLMC, VRN, 6.16%, 1/15/13		13,665	14,843
FNMA, VRN, 2.73%, 1/25/13		29,056	30,459
FNMA, VRN, 3.87%, 1/25/13		17,369	18,449
FNMA, VRN, 3.91%, 1/25/13		23,801	25,267
FNMA, VRN, 5.95%, 1/25/13		35,270	38,521
			188,311
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.2%
FHLMC, 6.00%, 2/1/38		14,862	16,176
FHLMC, 4.00%, 12/1/40		12,944	14,183
FHLMC, 4.00%, 4/1/41		61,600	68,418
FNMA, 5.00%, 7/1/31		95,596	106,430
FNMA, 5.50%, 5/1/33		34,566	37,995
FNMA, 5.00%, 11/1/33		27,209	29,648
FNMA, 5.00%, 9/1/35		132,109	143,458
FNMA, 6.00%, 4/1/37		35,226	39,342
FNMA, 6.00%, 7/1/37		50,781	56,590
FNMA, 6.00%, 8/1/37		46,715	52,059
FNMA, 5.50%, 1/1/39		105,227	114,366
FNMA, 5.50%, 3/1/39		14,127	15,353
FNMA, 4.50%, 6/1/39		162,453	180,922
FNMA, 5.00%, 8/1/39		13,811	15,335
FNMA, 4.50%, 3/1/40		270,483	300,389
FNMA, 3.50%, 12/1/40		86,839	92,683
FNMA, 4.00%, 12/1/40		66,719	72,761
FNMA, 4.00%, 5/1/41		107,607	115,503
FNMA, 4.50%, 7/1/41		99,470	109,629
FNMA, 4.50%, 9/1/41		54,041	59,357
FNMA, 4.00%, 12/1/41		113,765	125,063
FNMA, 4.00%, 1/1/42		64,364	69,891
FNMA, 4.00%, 1/1/42		83,379	89,523

Principal Amount	Value
FNMA, 3.50%, 5/1/42	$96,846	$104,151
FNMA, 3.50%, 6/1/42	49,120	53,010
FNMA, 3.50%, 9/1/42	49,768	53,522
FNMA, 3.00%, 11/1/42	99,639	104,540
GNMA, 6.00%, 7/15/33	12,272	13,863
GNMA, 5.00%, 3/20/36	135,734	149,525
GNMA, 5.50%, 1/15/39	9,355	10,631
GNMA, 5.50%, 9/15/39	78,760	86,860
GNMA, 4.50%, 10/15/39	28,718	31,932
GNMA, 5.00%, 10/15/39	45,599	50,667
GNMA, 4.50%, 1/15/40	53,330	58,882
GNMA, 4.00%, 12/15/40	35,698	39,432
GNMA, 4.50%, 12/15/40	110,759	123,154
GNMA, 4.00%, 1/20/41	157,468	173,031
GNMA, 4.00%, 12/15/41	80,066	87,915
GNMA, 3.50%, 6/20/42	96,953	105,504
GNMA, 3.50%, 7/20/42	122,004	132,763
		3,304,456
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,441,314)		3,492,767
U.S. Treasury Securities — 9.7%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	70,539
U.S. Treasury Bonds, 2.75%, 11/15/42	175,000	168,082
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	196,711	202,920
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	363,375	386,171
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	535,073	583,563
U.S. Treasury Notes, 0.75%, 10/31/17	500,000	501,524
U.S. Treasury Notes, 1.875%, 10/31/17(3)	50,000	52,805
U.S. Treasury Notes, 0.75%, 12/31/17	500,000	500,703
U.S. Treasury Notes, 2.75%, 2/28/18	100,000	110,133
U.S. Treasury Notes, 2.625%, 4/30/18	45,000	49,296
U.S. Treasury Notes, 1.625%, 11/15/22	250,000	246,992
TOTAL U.S. TREASURY SECURITIES (Cost $2,870,906)		2,872,728
Commercial Mortgage-Backed Securities(2) — 2.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	50,000	51,673
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A5 SEQ, 4.58%, 11/10/38	50,000	51,938
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(1)	50,000	51,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/13	55,000	60,644
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/1/13	15,939	15,924
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	31,233	31,313
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/13	50,000	53,577
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/13	50,000	52,884
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	50,000	53,973
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	75,000	81,020
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	50,000	54,292
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/13	35,000	38,146

Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	$15,834	$16,073
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	106,762
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $720,278)		719,875
Collateralized Mortgage Obligations(2) — 1.4%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	29,170	30,560
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.80%, 1/1/13	10,303	10,092
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	10,000	10,570
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 1/1/13	28,643	27,889
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	14,139	14,850
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 1/1/13	41,220	36,927
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 1/1/13	30,000	31,189
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 1/1/13	12,995	13,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	1,380	1,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	7,940	8,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	1,507	1,505
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	43,213	44,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 1/1/13	20,436	20,748
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	29,723	30,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A19 SEQ, 6.00%, 8/25/36	7,431	7,494
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	31,470	32,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/13	15,808	15,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/13	15,739	14,282
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 1/1/13	17,839	15,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	9,036	9,355
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	45,638	46,013
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $402,764)		424,491

Principal Amount	Value
Municipal Securities — 0.9%
California GO, (Building Bonds), 7.30%, 10/1/39	$20,000	$27,830
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	23,041
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	39,023
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	30,747
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	25,000	36,785
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	35,606
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	25,000	29,247
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	29,758
TOTAL MUNICIPAL SECURITIES (Cost $244,488)		252,037

Value
Temporary Cash Investments — 3.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $553,065), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $542,034)	$542,030
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $276,731), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $271,017)	271,015
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $92,089), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $90,339)	90,338
TOTAL TEMPORARY CASH INVESTMENTS (Cost $903,383)	903,383
TOTAL INVESTMENT SECURITIES — 97.3% (Cost $28,351,044)	28,693,175
OTHER ASSETS AND LIABILITIES — 2.7%	782,625
TOTAL NET ASSETS — 100.0%	$29,475,800

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
88,115	CAD for AUD	Deutsche Bank	1/25/13	$88,544	$605
16,474	DKK for EUR	UBS AG	1/25/13	2,916	103
364,907	SEK for NOK	Deutsche Bank	1/25/13	56,083	2,335
600	AUD for USD	Westpac Group	1/25/13	622	6
500	CAD for USD	Westpac Group	1/25/13	502	4
6,800	CAD for USD	Westpac Group	1/25/13	6,833	3
600	CHF for USD	HSBC Holdings plc	1/25/13	656	19
6,300	DKK for USD	HSBC Holdings plc	1/25/13	1,115	33
400	EUR for USD	HSBC Holdings plc	1/25/13	528	16
12,100	GBP for USD	UBS AG	1/25/13	19,655	261
5,093,200	JPY for USD	Deutsche Bank	1/25/13	58,798	(3,462)
339,600	JPY for USD	Westpac Group	1/25/13	3,921	(303)
199,133,002	KRW for USD	HSBC Holdings plc	1/25/13	186,374	6,991
1,324,396	NOK for USD	Deutsche Bank	1/25/13	238,107	5,455
6,700	NOK for USD	UBS AG	1/25/13	1,205	42
800	NZD for USD	Westpac Group	1/25/13	660	15
12,000	SEK for USD	UBS AG	1/25/13	1,844	71
				$668,363	$12,194
(Value on Settlement Date $656,169)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
85,000	AUD for CAD	Deutsche Bank	1/25/13	$88,124	$(185)
2,210	EUR for DKK	UBS AG	1/25/13	2,918	(106)
309,900	NOK for SEK	Deutsche Bank	1/25/13	55,716	(1,967)
3,300	AUD for USD	Westpac Group	1/25/13	3,421	(20)
360,482	AUD for USD	Westpac Group	1/25/13	373,732	(4,595)
555,677	CAD for USD	Barclays Bank plc	1/25/13	558,383	(211)
300	CHF for USD	UBS AG	1/25/13	328	(8)
33,047	CHF for USD	UBS AG	1/25/13	36,146	(419)
528,533	DKK for USD	UBS AG	1/25/13	93,537	(759)
59,200	EUR for USD	HSBC Holdings plc	1/25/13	78,156	(640)
4,210,350	EUR for USD	HSBC Holdings plc	1/25/13	5,558,497	(55,569)
21,000	EUR for USD	Westpac Group	1/25/13	27,724	(726)
1,557,393	GBP for USD	Barclays Bank plc	1/25/13	2,529,757	(36,916)
7,100	GBP for USD	HSBC Holdings plc	1/25/13	11,533	(270)
106,496	GBP for USD	UBS AG	1/25/13	172,987	(1,533)
22,216,683	JPY for USD	Barclays Bank plc	1/25/13	256,478	13,831
906,500	JPY for USD	HSBC Holdings plc	1/25/13	10,465	719
420,544,991	JPY for USD	UBS AG	1/25/13	4,854,937	418,421
96,516,003	KRW for USD	HSBC Holdings plc	1/25/13	90,332	(1,667)
98,174,398	KRW for USD	HSBC Holdings plc	1/25/13	91,884	(2,679)
1,700	NOK for USD	UBS AG	1/25/13	306	(10)
500	NZD for USD	Westpac Group	1/25/13	413	(2)
19,644	NZD for USD	Westpac Group	1/25/13	16,212	(241)
2,422,807	SEK for USD	Deutsche Bank	1/25/13	372,367	(6,069)
11,500	SEK for USD	UBS AG	1/25/13	1,767	(53)
				$15,286,120	$318,326
(Value on Settlement Date $15,604,446)

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
7	U.S. Treasury 10-Year Notes	March 2013	$929,469	$4,749

Notes to Schedule of Investments

AUD = Australian Dollar
BB-UBS = Barclays Bank PLC - UBS Real Estate Securities, Inc.
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GBP = British Pound
GNMA = Government National Mortgage Association
GO = General Obligation
JPY = Japanese Yen
KRW = South Korea Won
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
PHHMC = PHH Mortgage Corporation
SEK = Swedish Krona
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,203,559, which represented 4.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $10,561.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $28,351,044)	$28,693,175
Cash	117,814
Foreign currency holdings, at value (cost of $63,545)	64,082
Receivable for investments sold	1,881
Receivable for capital shares sold	15,933
Receivable for variation margin on futures contracts	1,203
Unrealized gain on forward foreign currency exchange contracts	448,930
Interest receivable	278,455
29,621,473

Liabilities
Unrealized loss on forward foreign currency exchange contracts	118,410
Accrued management fees	22,276
Distribution and service fees payable	4,987
145,673

Net Assets	$29,475,800

Net Assets Consist of:
Capital paid in	$29,042,041
Accumulated net investment loss	(317,602)
Undistributed net realized gain	70,350
Net unrealized appreciation	681,011
$29,475,800

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$9,201,488	906,079	$10.16
Institutional Class	$7,872,824	775,264	$10.16
A Class	$6,815,673	671,190	$10.15*
C Class	$2,792,046	274,965	$10.15
R Class	$2,793,769	275,128	$10.15

*	Maximum offering price $10.63 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $215)	$358,106

Expenses:
Management fees	129,985
Distribution and service fees:
A Class	8,455
C Class	13,888
R Class	6,955
Trustees’ fees and expenses	1,064
160,347

Net investment income (loss)	197,759

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	104,367
Futures contract transactions	(19,861)
Foreign currency transactions	19,202
103,708

Change in net unrealized appreciation (depreciation) on:
Investments	453,280
Futures contracts	9,691
Translation of assets and liabilities in foreign currencies	95,007
557,978

Net realized and unrealized gain (loss)	661,686

Net Increase (Decrease) in Net Assets Resulting from Operations	$859,445

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND PERIOD ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012(1)
Operations
Net investment income (loss)	$197,759	$147,416
Net realized gain (loss)	103,708	230,791
Change in net unrealized appreciation (depreciation)	557,978	123,033
Net increase (decrease) in net assets resulting from operations	859,445	501,240

Distributions to Shareholders
From net investment income:
Investor Class	(288,448)	—
Institutional Class	(267,461)	—
A Class	(204,567)	—
C Class	(65,224)	—
R Class	(77,792)	—
From net realized gains:
Investor Class	(11,399)	—
Institutional Class	(10,045)	—
A Class	(8,707)	—
C Class	(3,574)	—
R Class	(3,572)	—
Decrease in net assets from distributions	(940,789)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,426,594	27,629,310

Net increase (decrease) in net assets	1,345,250	28,130,550

Net Assets
Beginning of period	28,130,550	—
End of period	$29,475,800	$28,130,550

Accumulated undistributed net investment income (loss)	$(317,602)	$388,131

(1)	January 31, 2012 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term total return. The fund pursues its objective by investing primarily in non-money market debt securities of issuers located in developed countries world-wide (including the United States) and may invest up to 35% of its assets in high-yield and/or emerging markets debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on January 31, 2012, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 0.95% for the Investor Class, A Class, C Class and R Class and 0.75% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. ACIM owns 95% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2012 totaled $8,553,407, of which $4,952,390 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 totaled $7,227,408, of which $3,131,240 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2012		Period ended June 30, 2012(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	65,177	$666,590	843,948	$8,445,480
Issued in reinvestment of distributions	29,430	298,132	—	—
Redeemed	(24,048)	(245,846)	(8,428)	(84,573)
	70,559	718,876	835,520	8,360,907
Institutional Class
Sold	—	—	747,869	7,478,686
Issued in reinvestment of distributions	27,395	277,506	—	—
	27,395	277,506	747,869	7,478,686
A Class
Sold	5,452	56,201	645,054	6,451,146
Issued in reinvestment of distributions	21,054	213,274	—	—
Redeemed	(38)	(385)	(332)	(3,347)
	26,468	269,090	644,722	6,447,799
C Class
Sold	1,081	10,992	267,096	2,670,959
Issued in reinvestment of distributions	6,788	68,766	—	—
	7,869	79,758	267,096	2,670,959
R Class
Sold	—	—	267,096	2,670,959
Issued in reinvestment of distributions	8,032	81,364	—	—
	8,032	81,364	267,096	2,670,959
Net increase (decrease)	140,323	$1,426,594	2,762,303	$27,629,310

(1)	January 31, 2012 (fund inception) through June 30, 2012.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Sovereign Governments and Agencies	—	$12,738,567	—
Corporate Bonds	—	7,289,327	—
U.S. Government Agency Mortgage-Backed Securities	—	3,492,767	—
U.S. Treasury Securities	—	2,872,728	—
Commercial Mortgage-Backed Securities	—	719,875	—
Collateralized Mortgage Obligations	—	424,491	—
Municipal Securities	—	252,037	—
Temporary Cash Investments	—	903,383	—
Total Value of Investment Securities	—	$28,693,175	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$330,520	—
Futures Contracts	$4,749	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$4,749	$330,520	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$448,930	Unrealized loss on forward foreign currency exchange contracts	$118,410
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,203	Payable for variation margin on futures contracts*	—
		$450,133		$118,410

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(11,411)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$85,876
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(19,861)	Change in net unrealized appreciation (depreciation) on futures contracts	9,691
		$(31,272)		$95,567

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$28,352,445
Gross tax appreciation of investments	$889,169
Gross tax depreciation of investments	(548,439)
Net tax appreciation (depreciation) of investments	$340,730

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated long-term capital losses of $(485), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.19	0.08	0.24	0.32	(0.34)	(0.01)	(0.35)	$10.16	3.17%	0.95	%(4)	1.51	%(4)	27%	$9,201
2012(5)	$10.00	0.06	0.13	0.19	—	—	—	$10.19	1.90%	0.96	%(4)	1.44	%(4)	29%	$8,514
Institutional Class
2012(3)	$10.20	0.09	0.24	0.33	(0.36)	(0.01)	(0.37)	$10.16	3.26%	0.75	%(4)	1.71	%(4)	27%	$7,873
2012(5)	$10.00	0.07	0.13	0.20	—	—	—	$10.20	2.00%	0.76	%(4)	1.64	%(4)	29%	$7,627
A Class
2012(3)	$10.18	0.06	0.23	0.29	(0.31)	(0.01)	(0.32)	$10.15	3.04%	1.20	%(4)	1.26	%(4)	27%	$6,816
2012(5)	$10.00	0.05	0.13	0.18	—	—	—	$10.18	1.80%	1.21	%(4)	1.19	%(4)	29%	$6,563
C Class
2012(3)	$10.15	0.03	0.22	0.25	(0.24)	(0.01)	(0.25)	$10.15	2.54%	1.95	%(4)	0.51	%(4)	27%	$2,792
2012(5)	$10.00	0.02	0.13	0.15	—	—	—	$10.15	1.50%	1.96	%(4)	0.44	%(4)	29%	$2,710
R Class
2012(3)	$10.17	0.05	0.23	0.28	(0.29)	(0.01)	(0.30)	$10.15	2.80%	1.45	%(4)	1.01	%(4)	27%	$2,794
2012(5)	$10.00	0.04	0.13	0.17	—	—	—	$10.17	1.70%	1.46	%(4)	0.94	%(4)	29%	$2,716

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	January 31, 2012 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century International Bond Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77358   1302

SEMIANNUAL REPORT        DECEMBER 31, 2012

International Bond Fund

Table of Contents

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective from our portfolio management team.

“Risk-On” Rebound in Second Half of 2012, After Second-Quarter Slump

Capital market performance in the second half of 2012—the period covered in this report—reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 13.95% for the six months ended December 31, 2012, compared with 5.95% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks outperformed the S&P 500 Index, while U.S. and global treasury securities indices generally lagged. U.S. inflation was largely contained during the period, but the aggressive monetary policies raised inflationary expectations for future years, bolstering demand for inflation-linked and inflation-hedging investment products.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEGBX	3.30%	4.10%	3.79%	5.95%	6.04%	1/7/92
Barclays Global Treasury ex-U.S. Bond Index	—	1.57%	1.77%	5.35%	6.44%	6.30%(2)	—
Institutional Class	AIDIX	3.44%	4.31%	3.99%	—	5.27%	8/2/04
A Class(3) No sales charge* With sales charge*	AIBDX	3.20% -1.48%	3.85% -0.82%	3.54% 2.60%	5.68% 5.19%	4.59% 4.25%	10/27/98
C Class No sales charge* With sales charge*	AIQCX	2.78% 1.78%	3.06% 3.06%	2.75% 2.75%	— —	3.11% 3.11%	9/28/07
R Class	AIBRX	3.07%	3.58%	3.26%	—	3.63%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/91, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.81%	0.61%	1.06%	1.81%	1.31%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2012
Portfolio at a Glance
Average Duration (effective)	7.3 years
Weighted Average Life	10.1 years

Bond Holdings by Country	% of net assets
United Kingdom	21.1%
Japan	21.0%
Germany(1)	6.8%
France(1)	5.5%
Netherlands(1)	5.5%
Belgium(1)	4.8%
Austria(1)	4.8%
Finland(1)	4.8%
Canada	4.6%
Denmark	3.8%
Australia	2.8%
Multi-National	2.4%
Sweden	1.3%
Ireland(1)	0.6%
Switzerland	0.6%
Norway	0.5%
New Zealand	0.4%
Cash and Equivalents(2)	8.7%
(1)These countries are members of the eurozone. (2)Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Government Bonds	83.0%
Credit	8.3%
Temporary Cash Investments	3.2%
Other Assets and Liabilities	5.5%*
*Amount relates primarily to foreign currency holdings at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1) 7/1/12 – 12/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.00	$4.10	0.80%
Institutional Class	$1,000	$1,034.40	$3.08	0.60%
A Class	$1,000	$1,032.00	$5.38	1.05%
C Class	$1,000	$1,027.80	$9.20	1.80%
R Class	$1,000	$1,030.70	$6.65	1.30%
Hypothetical
Investor Class	$1,000	$1,021.17	$4.08	0.80%
Institutional Class	$1,000	$1,022.18	$3.06	0.60%
A Class	$1,000	$1,019.91	$5.35	1.05%
C Class	$1,000	$1,016.13	$9.15	1.80%
R Class	$1,000	$1,018.65	$6.61	1.30%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2012 (UNAUDITED)

		Principal Amount	Value
Government Bonds — 83.0%
AUSTRALIA — 2.8%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$ 13,104,748
Government of Australia, 5.75%, 7/15/22	AUD	6,440,000	8,069,357
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	13,681,160
			34,855,265
AUSTRIA — 4.8%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	11,680,000	16,350,048
Republic of Austria, 4.35%, 3/15/19(1)	EUR	8,080,000	12,817,579
Republic of Austria, 3.90%, 7/15/20(1)	EUR	11,590,000	18,113,073
Republic of Austria, 4.15%, 3/15/37(1)	EUR	7,285,000	12,437,947
			59,718,647
BELGIUM — 4.8%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	10,100,000	13,976,081
Kingdom of Belgium, 4.00%, 3/28/18	EUR	12,195,000	18,677,600
Kingdom of Belgium, 3.75%, 9/28/20	EUR	8,370,000	12,788,599
Kingdom of Belgium, 5.00%, 3/28/35	EUR	8,320,000	14,607,332
			60,049,612
CANADA — 4.6%
Government of Canada, 5.00%, 6/1/14	CAD	20,090,000	21,289,301
Government of Canada, 1.50%, 3/1/17	CAD	3,000,000	3,033,839
Government of Canada, 5.75%, 6/1/33	CAD	9,040,000	14,117,468
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	7,920,000	8,442,798
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	10,782,935
			57,666,341
DENMARK — 3.8%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	75,000,000	15,707,393
Kingdom of Denmark, 4.00%, 11/15/19	DKK	8,300,000	1,801,642
Kingdom of Denmark, 7.00%, 11/10/24	DKK	47,200,000	13,634,055
Kingdom of Denmark, 4.50%, 11/15/39	DKK	60,760,000	16,518,372
			47,661,462
FINLAND — 4.8%
Government of Finland, 1.625%, 9/15/22	EUR	8,820,000	11,755,196
Government of Finland, 3.125%, 9/15/14	EUR	4,440,000	6,168,696
Government of Finland, 3.875%, 9/15/17	EUR	13,290,000	20,346,732
Government of Finland, 4.375%, 7/4/19	EUR	2,725,000	4,392,582
Government of Finland, 4.00%, 7/4/25	EUR	10,220,000	16,845,603
			59,508,809
FRANCE — 4.2%
French Treasury Note, 2.25%, 2/25/16	EUR	18,980,000	26,627,928
Government of France, 4.00%, 4/25/14	EUR	4,370,000	6,067,415
Government of France, 3.25%, 10/25/21	EUR	2,440,000	3,612,385
Government of France, 5.50%, 4/25/29	EUR	3,580,000	6,558,652
Government of France, 4.75%, 4/25/35	EUR	5,590,000	9,686,476
			52,552,856
GERMANY — 5.9%
German Federal Republic, 2.00%, 2/26/16	EUR	19,300,000	27,057,509
German Federal Republic, 4.00%, 1/4/18	EUR	3,640,000	5,673,791
German Federal Republic, 1.75%, 7/4/22	EUR	13,270,000	18,251,794

7

		Principal Amount	Value
German Federal Republic, 4.75%, 7/4/34	EUR	10,910,000	$ 21,126,911
German Federal Republic, 4.25%, 7/4/39	EUR	400,000	757,315
			72,867,320
JAPAN — 21.0%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	35,772,498
Government of Japan, 1.20%, 6/20/15	JPY	3,530,000,000	41,859,440
Government of Japan, 1.50%, 9/20/18	JPY	4,338,000,000	53,659,460
Government of Japan, 1.00%, 12/20/21	JPY	3,830,300,000	45,500,568
Government of Japan, 2.10%, 12/20/26	JPY	3,689,850,000	47,352,656
Government of Japan, 2.40%, 3/20/37	JPY	2,038,000,000	25,956,124
Government of Japan, 2.00%, 9/20/41	JPY	984,300,000	11,507,681
			261,608,427
NETHERLANDS — 4.4%
Kingdom of Netherlands, 4.00%, 7/15/16(1)	EUR	13,850,000	20,713,502
Kingdom of Netherlands, 3.50%, 7/15/20(1)	EUR	14,310,000	22,130,612
Kingdom of Netherlands, 4.00%, 1/15/37(1)	EUR	7,140,000	12,532,980
			55,377,094
NEW ZEALAND — 0.4%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	5,200,000	4,749,594
NORWAY — 0.5%
Government of Norway, 4.25%, 5/19/17	NOK	28,000,000	5,624,580
SWEDEN — 1.3%
Government of Sweden, 6.75%, 5/5/14	SEK	26,200,000	4,348,753
Government of Sweden, 4.25%, 3/12/19	SEK	47,530,000	8,638,033
Government of Sweden, 3.50%, 6/1/22	SEK	18,500,000	3,333,172
			16,319,958
SWITZERLAND — 0.6%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,728,724
Switzerland Government Bond, 2.50%, 3/8/36	CHF	1,030,000	1,483,407
			7,212,131
UNITED KINGDOM — 19.1%
Government of United Kingdom, 5.00%, 9/7/14	GBP	19,600,000	34,341,972
Government of United Kingdom, 4.00%, 9/7/16	GBP	23,240,000	42,504,654
Government of United Kingdom, 4.50%, 3/7/19	GBP	16,475,000	32,213,380
Government of United Kingdom, 3.75%, 9/7/21	GBP	14,155,000	27,016,744
Government of United Kingdom, 4.25%, 3/7/36	GBP	24,565,000	48,899,750
Government of United Kingdom, 4.50%, 12/7/42	GBP	18,285,000	37,902,242
Government of United Kingdom, 4.25%, 12/7/55	GBP	7,620,000	15,419,263
			238,298,005
TOTAL GOVERNMENT BONDS (Cost $950,996,625)			1,034,070,101
Credit — 8.3%
FRANCE — 1.3%
Cie de Financement Foncier MTN, 4.50%, 5/16/18	EUR	5,240,000	8,106,015
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	5,500,000	8,529,187
			16,635,202
GERMANY — 0.9%
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	2,890,000	4,494,464
Kreditanstalt fuer Wiederaufbau MTN, 4.625%, 1/4/23	EUR	3,790,000	6,410,349
			10,904,813
IRELAND — 0.6%
GE Capital European Funding MTN, 5.375%, 1/23/20	EUR	4,500,000	7,284,966

8

Principal Amount	Value
MULTI-NATIONAL — 2.4%
European Investment Bank MTN, 2.50%, 7/15/15	EUR	6,450,000	$ 9,022,877
European Investment Bank MTN, 3.625%, 1/15/21	EUR	5,100,000	7,852,101
International Bank for Reconstruction & Development MTN, 3.875%, 5/20/19	EUR	8,500,000	13,338,860
			30,213,838
NETHERLANDS — 1.1%
Allianz Finance II BV MTN, 4.75%, 7/22/19	EUR	4,800,000	7,597,303
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN, 4.375%, 6/7/21	EUR	4,000,000	6,185,115
			13,782,418
UNITED KINGDOM — 2.0%
Abbey National Treasury Services plc MTN, 5.125%, 4/14/22	GBP	2,200,000	4,232,311
Bank of Scotland plc MTN, 3.25%, 1/25/13	EUR	10,000,000	13,228,784
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	4,000,000	7,537,916
			24,999,011
TOTAL CREDIT (Cost $97,745,314)			103,820,248

	Shares	Value
Temporary Cash Investments — 3.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $21,245,997), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $20,822,211)
		$ 20,822,072
	Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $10,630,605), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $10,411,123)	10,411,036
	Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $3,537,608), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $3,470,368)	3,470,345
SSgA U.S. Government Money Market Fund	4,525,813	4,525,813
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,229,266)	39,229,266
	TOTAL INVESTMENT SECURITIES — 94.5% (Cost $1,087,971,205)	1,177,119,615
	OTHER ASSETS AND LIABILITIES(2) — 5.5%	69,159,315
	TOTAL NET ASSETS — 100.0%	$1,246,278,930

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,570,892	CAD for AUD	Deutsche Bank	1/25/13	$2,583,414	$17,653
6,610,203	CHF for EUR	UBS AG	1/25/13	7,230,136	142,206
12,962,735	DKK for EUR	UBS AG	1/25/13	2,294,081	80,802
1,080,000,000	JPY for EUR	Deutsche Bank	1/25/13	12,467,944	1,851
514,015,000	JPY for EUR	HSBC Holdings plc	1/25/13	5,933,991	(522,267)
747,878,000	JPY for EUR	UBS AG	1/25/13	8,633,797	(475,557)
12,234,225	SEK for NOK	Deutsche Bank	1/25/13	1,880,307	78,294
350,000	AUD for USD	Westpac Group	1/25/13	362,865	2,148
2,789,875	CAD for USD	Barclays Bank plc	1/25/13	2,803,463	1,062
220,000	CAD for USD	Westpac Group	1/25/13	221,072	86
80,000	CHF for USD	UBS AG	1/25/13	87,503	2,243
145,330,000	CZK for USD	Deutsche Bank	1/25/13	7,646,888	13,473
95,343,387	DKK for USD	UBS AG	1/25/13	16,873,405	136,952
4,090,000	EUR for USD	HSBC Holdings plc	1/25/13	5,399,611	44,206
70,000	GBP for USD	UBS AG	1/25/13	113,705	1,509
3,910,000	HKD for USD	Westpac Group	1/25/13	504,509	(97)

9

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
156,380,000	JPY for USD	Deutsche Bank	1/25/13	$1,805,312	$(106,284)
603,041,236	JPY for USD	UBS AG	1/25/13	6,961,745	(599,995)
73,500,000	JPY for USD	Westpac Group	1/25/13	848,513	(65,530)
56,231,210,003	KRW for USD	HSBC Holdings plc	1/25/13	52,628,232	1,974,048
42,977,086	NOK for USD	Deutsche Bank	1/25/13	7,726,656	177,015
3,130,000	NOK for USD	UBS AG	1/25/13	562,729	17,983
3,377,340	NZD for USD	Westpac Group	1/25/13	2,787,233	41,489
20,000	NZD for USD	Westpac Group	1/25/13	16,505	59
310,000	SEK for USD	UBS AG	1/25/13	47,645	1,429
10,540,000	SGD for USD	HSBC Holdings plc	1/25/13	8,627,945	(790)
				$157,049,206	$963,988
(Value on Settlement Date $156,085,218)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,480,000	AUD for CAD	Deutsche Bank	1/25/13	$2,571,158	$(5,397)
5,481,870	EUR for CHF	UBS AG	1/25/13	7,237,155	(149,226)
1,739,346	EUR for DKK	UBS AG	1/25/13	2,296,281	(83,002)
9,447,662	EUR for JPY	Deutsche Bank	1/25/13	12,472,787	(6,693)
4,963,283	EUR for JPY	HSBC Holdings plc	1/25/13	6,552,518	(96,260)
6,972,799	EUR for JPY	UBS AG	1/25/13	9,205,477	(96,123)
10,390,000	NOK for SEK	Deutsche Bank	1/25/13	1,867,971	(65,958)
200,000	AUD for USD	UBS AG	1/25/13	207,351	775
460,000	AUD for USD	UBS AG	1/25/13	476,908	(1,940)
10,000	AUD for USD	Westpac Group	1/25/13	10,368	(102)
1,443,009	AUD for USD	Westpac Group	1/25/13	1,496,050	(18,394)
1,880,000	CAD for USD	HSBC Holdings plc	1/25/13	1,889,157	(241)
740,000	CAD for USD	HSBC Holdings plc	1/25/13	743,604	(5,689)
380,000	CAD for USD	Westpac Group	1/25/13	381,851	(363)
210,000	CAD for USD	Westpac Group	1/25/13	211,023	(1,874)
70,000	CHF for USD	Barclays Bank plc	1/25/13	76,565	(1,338)
190,000	CHF for USD	Barclays Bank plc	1/25/13	207,819	(4,175)
190,000	CHF for USD	HSBC Holdings plc	1/25/13	207,819	(5,866)
7,550,000	DKK for USD	Barclays Bank plc	1/25/13	1,336,162	(25,801)
1,370,000	DKK for USD	HSBC Holdings plc	1/25/13	242,456	(7,289)
6,760,000	DKK for USD	UBS AG	1/25/13	1,196,352	(30,686)
310,000	EUR for USD	Barclays Bank plc	1/25/13	409,261	(8,069)
2,050,000	EUR for USD	HSBC Holdings plc	1/25/13	2,706,406	(25,119)
900,000	EUR for USD	HSBC Holdings plc	1/25/13	1,188,178	(36,282)
1,290,000	EUR for USD	HSBC Holdings plc	1/25/13	1,703,056	(51,088)
8,643,719	EUR for USD	HSBC Holdings plc	1/25/13	11,411,423	(114,082)
960,000	EUR for USD	UBS AG	1/25/13	1,267,390	(33,330)
20,000	EUR for USD	Westpac Group	1/25/13	26,404	(691)
10,350,815	GBP for USD	Barclays Bank plc	1/25/13	16,813,384	(245,352)
870,000	GBP for USD	HSBC Holdings plc	1/25/13	1,413,188	(11,052)
360,000	GBP for USD	HSBC Holdings plc	1/25/13	584,767	(13,674)
2,470,000	GBP for USD	HSBC Holdings plc	1/25/13	4,012,154	(34,367)
450,000	GBP for USD	UBS AG	1/25/13	730,959	(10,050)

10

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
700,000	GBP for USD	UBS AG	1/25/13	$1,137,048	$(24,538)
109,100,000	JPY for USD	HSBC Holdings plc	1/25/13	1,259,493	75,316
89,600,000	JPY for USD	HSBC Holdings plc	1/25/13	1,034,378	71,099
147,000,000	JPY for USD	HSBC Holdings plc	1/25/13	1,697,026	62,937
88,100,000	JPY for USD	HSBC Holdings plc	1/25/13	1,017,061	54,624
19,700,000	JPY for USD	Westpac Group	1/25/13	227,425	12,235
4,076,650,001	KRW for USD	HSBC Holdings plc	1/25/13	3,815,441	(70,413)
2,772,289,995	KRW for USD	HSBC Holdings plc	1/25/13	2,594,657	(75,653)
100,000	NOK for USD	UBS AG	1/25/13	17,979	(624)
730,000	NOK for USD	UBS AG	1/25/13	131,243	(3,263)
60,000	NZD for USD	UBS AG	1/25/13	49,516	(454)
120,000	NZD for USD	Westpac Group	1/25/13	99,033	(2,247)
49,533,292	SEK for USD	Deutsche Bank	1/25/13	7,612,888	(124,069)
320,000	SEK for USD	UBS AG	1/25/13	49,182	(1,378)
2,180,000	SEK for USD	UBS AG	1/25/13	335,049	(12,824)
				$114,230,821	$(1,228,050)
(Value on Settlement Date $113,002,771)

Notes to Schedule of Investments

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
KRW = South Korea Won
MTN = Medium Term Note
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona
SGD = Singapore Dollar
USD = United States Dollar
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $115,095,741, which represented 9.2% of total net assets.

(2)	Amount relates primarily to foreign currency holdings at period end.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,087,971,205)	$1,177,119,615
Foreign currency holdings, at value (cost of $59,710,342)	59,374,076
Receivable for capital shares sold	899,668
Unrealized gain on forward foreign currency exchange contracts	3,011,494
Interest receivable	13,781,238
1,254,186,091

Liabilities
Payable for capital shares redeemed	3,815,084
Unrealized loss on forward foreign currency exchange contracts	3,275,556
Accrued management fees	790,209
Distribution and service fees payable	26,312
7,907,161

Net Assets	$1,246,278,930

Net Assets Consist of:
Capital paid in	$1,166,256,945
Accumulated net investment loss	(256,601)
Accumulated net realized loss	(8,530,892)
Net unrealized appreciation	88,809,478
$1,246,278,930

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$804,632,559	55,089,937	$14.61
Institutional Class	$336,908,869	23,078,645	$14.60
A Class	$98,315,956	6,749,649	$14.57*
C Class	$6,175,385	422,080	$14.63
R Class	$246,161	16,839	$14.62

*Maximum offering price $15.26 (net asset value divided by 0.955)

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,907,477

Expenses:
Management fees	4,841,284
Distribution and service fees:
A Class	123,401
C Class	34,936
R Class	614
Trustees’ fees and expenses	34,559
5,034,794

Net investment income (loss)	8,872,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(154,936)
Foreign currency transactions	918,299
763,363

Change in net unrealized appreciation (depreciation) on:
Investments	31,973,742
Translation of assets and liabilities in foreign currencies	1,202,129
33,175,871

Net realized and unrealized gain (loss)	33,939,234

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,811,917

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED) AND YEAR ENDED JUNE 30, 2012
Increase (Decrease) in Net Assets	December 31, 2012	June 30, 2012
Operations
Net investment income (loss)	$8,872,683	$23,325,393
Net realized gain (loss)	763,363	6,468,739
Change in net unrealized appreciation (depreciation)	33,175,871	(24,026,215)
Net increase (decrease) in net assets resulting from operations	42,811,917	5,767,917

Distributions to Shareholders
From net investment income:
Investor Class	(14,357,147)	(19,770,208)
Institutional Class	(6,463,354)	(6,764,758)
A Class	(1,460,682)	(2,003,488)
B Class	—	(3,389)
C Class	(48,218)	(99,603)
R Class	(3,021)	(3,476)
Decrease in net assets from distributions	(22,332,422)	(28,644,922)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(122,705,360)	21,433,031

Net increase (decrease) in net assets	(102,225,865)	(1,443,974)

Net Assets
Beginning of period	1,348,504,795	1,349,948,769
End of period	$1,246,278,930	$1,348,504,795

Accumulated undistributed net investment income (loss)	$(256,601)	$13,203,138

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total return. The fund pursues its objective by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

16

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2012 was 0.79% for the Investor Class, A Class, C Class and R Class and 0.59% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc., the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 26% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were $59,178,337 and $139,530,703, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2012		Year ended June 30, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,550,437	$52,140,220	15,469,033	$224,119,401
Issued in reinvestment of distributions	927,950	13,612,934	1,253,548	18,242,762
Redeemed	(11,562,802)	(169,252,534)	(19,452,664)	(282,884,524)
	(7,084,415)	(103,499,380)	(2,730,083)	(40,522,361)
Institutional Class
Sold	3,842,843	56,352,377	10,419,634	150,680,694
Issued in reinvestment of distributions	431,638	6,329,145	453,592	6,593,422
Redeemed	(5,498,404)	(80,597,596)	(6,058,933)	(88,448,328)
	(1,223,923)	(17,916,074)	4,814,293	68,825,788
A Class
Sold	616,683	8,983,903	1,820,942	26,447,490
Issued in reinvestment of distributions	97,548	1,426,762	132,803	1,928,939
Redeemed	(687,163)	(10,024,768)	(2,496,046)	(36,286,186)
	27,068	385,897	(542,301)	(7,909,757)
B Class	N/A
Sold			660	10,006
Issued in reinvestment of distributions			110	1,615
Redeemed			(21,173)	(310,092)
			(20,403)	(298,471)
C Class
Sold	8,868	129,935	292,303	4,307,677
Issued in reinvestment of distributions	2,258	33,167	4,297	62,816
Redeemed	(125,474)	(1,834,634)	(212,241)	(3,075,872)
	(114,348)	(1,671,532)	84,359	1,294,621
R Class
Sold	948	13,894	8,560	124,230
Issued in reinvestment of distributions	206	3,021	238	3,476
Redeemed	(1,450)	(21,186)	(5,861)	(84,495)
	(296)	(4,271)	2,937	43,211
Net increase (decrease)	(8,395,914)	$(122,705,360)	1,608,802	$21,433,031

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

18

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	—	$1,034,070,101	—
Credit	—	103,820,248	—
Temporary Cash Investments	$4,525,813	34,703,453	—
Total Value of Investment Securities	$4,525,813	$1,172,593,802	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(264,062)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$3,011,494	Unrealized loss on forward foreign currency exchange contracts	$3,275,556

19

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$145,641	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$1,107,398

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,088,888,737
Gross tax appreciation of investments	$96,949,603
Gross tax depreciation of investments	(8,718,725)
Net tax appreciation (depreciation) of investments	$88,230,878

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the fund had accumulated short-term capital losses of $(8,225,290), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$14.39	0.10	0.38	0.48	(0.26)	—	(0.26)	$14.61	3.30%	0.80	%(4)	1.33	%(4)	5%	$804,633
2012	$14.65	0.24	(0.18)	0.06	(0.32)	—	(0.32)	$14.39	0.36%	0.81%		1.68%		50%	$894,450
2011	$13.45	0.31	1.53	1.84	(0.56)	(0.08)	(0.64)	$14.65	14.07%	0.81%		2.19%		44%	$951,100
2010	$14.38	0.35	(0.64)	(0.29)	(0.64)	—	(0.64)	$13.45	(2.39)%	0.82%		2.44%		64%	$1,135,772
2009	$15.13	0.43	(0.43)	— (5)	(0.54)	(0.21)	(0.75)	$14.38	0.16%	0.83%		3.05%		64%	$1,343,268
2008	$13.69	0.45	1.58	2.03	(0.59)	—	(0.59)	$15.13	15.03%	0.82%		3.01%		74%	$1,811,299
Institutional Class
2012(3)	$14.39	0.11	0.38	0.49	(0.28)	—	(0.28)	$14.60	3.44%	0.60	%(4)	1.53	%(4)	5%	$336,909
2012	$14.66	0.27	(0.20)	0.07	(0.34)	—	(0.34)	$14.39	0.49%	0.61%		1.88%		50%	$349,782
2011	$13.46	0.34	1.53	1.87	(0.59)	(0.08)	(0.67)	$14.66	14.29%	0.61%		2.39%		44%	$285,697
2010	$14.39	0.38	(0.64)	(0.26)	(0.67)	—	(0.67)	$13.46	(2.19)%	0.62%		2.64%		64%	$286,817
2009	$15.15	0.46	(0.44)	0.02	(0.57)	(0.21)	(0.78)	$14.39	0.34%	0.63%		3.25%		64%	$228,895
2008	$13.70	0.48	1.58	2.06	(0.61)	—	(0.61)	$15.15	15.29%	0.62%		3.21%		74%	$250,179

21

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(6)
2012(3)	$14.33	0.08	0.38	0.46	(0.22)	—	(0.22)	$14.57	3.20%	1.05	%(4)	1.08	%(4)	5%		$98,316
2012	$14.60	0.21	(0.20)	0.01	(0.28)	—	(0.28)	$14.33	0.03%	1.06%		1.43%		50%		$96,335
2011	$13.40	0.27	1.54	1.81	(0.53)	(0.08)	(0.61)	$14.60	13.84%	1.06%		1.94%		44%		$106,044
2010	$14.33	0.32	(0.65)	(0.33)	(0.60)	—	(0.60)	$13.40	(2.65)%	1.07%		2.19%		64%		$77,065
2009	$15.07	0.39	(0.43)	(0.04)	(0.49)	(0.21)	(0.70)	$14.33	(0.08)%	1.08%		2.80%		64%		$92,778
2008	$13.67	0.41	1.54	1.95	(0.55)	—	(0.55)	$15.07	14.50%	1.07%		2.76%		74%		$124,844
C Class
2012(3)	$14.34	0.02	0.38	0.40	(0.11)	—	(0.11)	$14.63	2.78%	1.80	%(4)	0.33	%(4)	5%		$6,175
2012	$14.61	0.10	(0.20)	(0.10)	(0.17)	—	(0.17)	$14.34	(0.73)%	1.81%		0.68%		50%		$7,692
2011	$13.41	0.17	1.53	1.70	(0.42)	(0.08)	(0.50)	$14.61	12.96%	1.81%		1.19%		44%		$6,603
2010	$14.33	0.20	(0.63)	(0.43)	(0.49)	—	(0.49)	$13.41	(3.32)%	1.82%		1.44%		64%		$7,666
2009	$15.05	0.28	(0.43)	(0.15)	(0.36)	(0.21)	(0.57)	$14.33	(0.88)%	1.83%		2.05%		64%		$2,806
2008(7)	$14.55	0.22	0.69	0.91	(0.41)	—	(0.41)	$15.05	6.38%	1.82	%(4)	1.93	%(4)	74	%(8)	$1,497
R Class
2012(3)	$14.36	0.06	0.38	0.44	(0.18)	—	(0.18)	$14.62	3.07%	1.30	%(4)	0.83	%(4)	5%		$246
2012	$14.63	0.17	(0.20)	(0.03)	(0.24)	—	(0.24)	$14.36	(0.22)%	1.31%		1.18%		50%		$246
2011	$13.43	0.24	1.53	1.77	(0.49)	(0.08)	(0.57)	$14.63	13.52%	1.31%		1.69%		44%		$208
2010	$14.35	0.27	(0.63)	(0.36)	(0.56)	—	(0.56)	$13.43	(2.82)%	1.32%		1.94%		64%		$233
2009	$15.09	0.34	(0.42)	(0.08)	(0.45)	(0.21)	(0.66)	$14.35	(0.40)%	1.33%		2.55%		64%		$102
2008(7)	$14.55	0.28	0.69	0.97	(0.43)	—	(0.43)	$15.09	6.76%	1.32	%(4)	2.45	%(4)	74	%(8)	$28

22

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(7)	September 28, 2007 (commencement of sale) through June 30, 2008.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

24

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century International Bond Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77350   1302

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 28, 2013